Investments at FVTPL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Investments at FVTPL [Abstract]
Disclosure of detailed information about investment at fair value [text Block]
The Company has the following investments as at December 31, 2017:

Holdings	Number of Shares/Units Held	Number of Warrants Held	Market Value $
Public companies (resources entities):
Minco Silver Corp.	11,000,000		9,350,000
Hudson Resources Inc.	2,142,857		910,714
Hudson Resources Inc.		1,071,428	245,000
RoxGold Inc.	398,800		555,520
Continental Gold Inc.	130,025		439,485
Equinox Gold Corp.	224,600		251,552
Guyana Goldfields Inc.	40,000		203,200
Neo Performance Materials Inc.	11,000		196,900
ETFS Physical Palladium	1,125		143,415
Almaden Minerals Ltd.	100,000		128,158
All other public entities (non-resources)			687,968
Private company:
El Olivar Imperial	400,000		502,138
			13,614,050

Disclosure of detailed information about gain(loss) on investment at fair value [text block]
The Continuity of the Company’s investments is as follows:

	December 31, 2016	Additions	Dispositions	Unrealized gains (losses)	December 31, 2017
	$	$	$	$	$
Investment in public entities:
-Shares and partnership units (i) (ii)	11,770,000	3,100,608	(84,233)	(1,919,463)	12,866,912
-Share purchase warrants (iii)	-	150,000	-	95,000	245,000
Investment in a EI Olivar Imperial
-Shares and warrants (iii)	537,860	-	-	(35,722)	502,138
Total	12,307,860	3,250,608	(84,233)	(1,860,185)	13,614,050